Debt - Debt and Capital Lease Obligations Related to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Debt	$ 1,154,663	$ 1,031,863
Less amounts due within one year	(626)	(130,358)
Total long-term debt	1,154,037	901,505
$1 Billion Credit Facility [Member]
Debt Instrument [Line Items]
Total Debt	463,000
$925 Million Credit Facility [Member]
Debt Instrument [Line Items]
Total Debt		545,000
3.75% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt	340,376	333,039
5% Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt	350,000
6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt		152,180
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total Debt	$ 1,287	$ 1,644